Financial instruments by category - Financial assets and financial liabilities measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial instruments	$ 2,102	$ 1,435
Derivative financial liabilities	(13,141)	(1,423)
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial instruments	151	1,257
Derivative financial liabilities	(12,984)	(1,423)
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial instruments	1,951	178
Derivative financial liabilities	$ (157)	$ 0